Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 5,533,527	$ 38,982
Deferred Offering Costs		751,050
Total Current Assets	5,533,527	790,032
Long Term Assets
Fixed Assets (Net)	5,270	8,050
TOTAL ASSETS	5,538,797	798,082
Current Liabilities
Accounts Payable	1,662,068	2,715,399
Accrued Interest on Convertible Notes		2,026,323
Accrued Expenses	521,010	162,500
Accrued Payroll and Payroll Taxes – Related Party	97,257	112,137
Accrued Payroll and Payroll Taxes		33,543
Redemption Premium		4,580,304
Preferred Dividends Payable	375,000	343,750
Warrant Liability (Net of Discount)	1,971,975
Make-whole Stock Liability		130,000
Total Current Liabilities	4,627,310	24,714,297
Long Term Liabilities
TEDCO Grant	100,000	100,000
Total Long Term Liabilities	100,000	100,000
Total Liabilities	4,727,310	24,814,297
Commitments and contingencies (See Note 9)
MEZZANINE EQUITY:
Series A Convertible Preferred Stock, par value $0.001, 2,500,000 shares authorized; 1,512,500 and 0 issued and outstanding, respectively	6,050,000
Total Mezzanine Equity	6,050,000
STOCKHOLDERS’ DEFICIT
Common Stock A, par value $0.001, 50,000,000 shares authorized; 20,869,908 and 5,340,000 issued and outstanding, respectively	20,870	5,340
Preferred Stock, par value $0.001, 5,000,000 shares authorized; 0 and 0 shares outstanding, respectively		1,302
Additional paid-in capital	35,144,967	5,495,330
Accumulated deficit	(40,404,350)	(29,518,187)
Total Stockholders’ Deficit	(5,238,513)	(24,016,215)
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS’ DEFICIT	5,538,797	798,082
Convertible Notes – A (Net Debt Discount)
Current Liabilities
Convertible Notes		1,051,032
Convertible Notes – A (Related Party Net Debt Discount)
Current Liabilities
Convertible Notes		100,000
Convertible Notes – B (Net Debt Discount)
Current Liabilities
Convertible Notes		5,154,000
Convertible Notes – C (Net Debt Discount)
Current Liabilities
Convertible Notes		3,873,417
Convertible Notes – D (Net Debt Discount)
Current Liabilities
Convertible Notes		1,950,160
Convertible Notes – E (Net Debt Discount)
Current Liabilities
Convertible Notes		1,100,000
Convertible Notes – F (Net Debt Discount)
Current Liabilities
Convertible Notes		$ 1,381,732